Acquisition-related charges (National acquisition) (Narrative) (Details) (USD $) In Millions, unless otherwise specified		3 Months Ended	12 Months Ended			12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011 National [Member]	Dec. 31, 2011 National [Member] positions	Dec. 31, 2012 National [Member]	Sep. 23, 2011 National [Member]	Dec. 31, 2012 National [Member] Minimum [Member]	Dec. 31, 2012 National [Member] Maximum [Member]	Dec. 31, 2012 Severance and other benefits [Member] National [Member]	Dec. 31, 2011 Severance and other benefits [Member] National [Member]
Business Acquisition [Line Items]
Total consideration transferred to shareholders	$ 130				$ 6,560
Goodwill					3,528
Amount of goodwill deductible for tax purposes				0
Inventory, fair value write-up		96	96
Property, plant, and equipment, fair value write-up		436	436
Property, plant, and equipment, depreciation rate per quarter from fair value write-up		15
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)						2 years	10 years
Restructuring and Related Cost, Number of Positions Eliminated			350
Business Acquisition, Amount Related to Severance and Other Benefit Costs Paid								$ 65	$ 14